INVESTMENT SECURITIES (Schedule of Investments by Contractual Maturity) (Details) - USD ($) $ in Thousands	Jun. 30, 2015	Jun. 30, 2014
AVAILABLE FOR SALE, Amortized cost
Due in one year or less	$ 11,319
Due after one through two years	51,366
Due after two through three years	3,290
Due after three through five years	$ 993
Due after five through ten years
Due after ten years
Total	$ 66,968
AVAILABLE FOR SALE, Fair value
Due in one year or less	11,334
Due after one through two years	51,317
Due after two through three years	3,273
Due after three through five years	$ 992
Due after five through ten years
Due after ten years
Total	$ 66,916
AVAILABLE FOR SALE, Weighted average yield
Due in one year or less	1.54%
Due after one through two years	1.56%
Due after two through three years	1.89%
Due after three through five years	1.62%
Due after five through ten years
Due after ten years
Total	1.57%
HELD TO MATURITY, Amortized cost
Due in one year or less
Due after one through two years	$ 524
Due after two through three years	3,095
Due after three through five years	2,109
Due after five through ten years	14,833
Due after ten years	16,057
Total	$ 36,618	$ 22,047
HELD TO MATURITY, Fair value
Due in one year or less
Due after one through two years	$ 554
Due after two through three years	3,293
Due after three through five years	2,264
Due after five through ten years	14,878
Due after ten years	15,990
Total	$ 36,979	$ 22,480
HELD TO MATURITY, Weighted average yield
Due in one year or less
Due after one through two years	6.17%
Due after two through three years	4.94%
Due after three through five years	4.36%
Due after five through ten years	1.79%
Due after ten years	1.66%
Total	2.21%